Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Income Tax Expense [abstract]
Schedule of Income Tax Expense
	Year ended December 31,
	2025	2024
Current income tax expense	$48	$170
Total income tax expense	$48	$170

Schedule of Federal and Provincial Income Tax Rates to Loss Before Tax Provision

The provision for income taxes reported differs from the amount computed by applying the cumulative Canadian federal and provincial income tax rates to the loss before the tax provision due to the following:

	Year ended December 31,
	2025	2024
Net Income (loss) for the year before tax	$(28)	$6,717
Statutory Income tax rate	27%	27%
Expected income tax (recovery)	(8)	1,813
Difference in tax rates	(94)	(91)
Permanent differences	416	(1,996)
Temporary differences not recognized	(245)	1,759
Other	(21)	(1,315)
	$48	$170

Schedule of Deferred Tax Liability and Unrecognized Deferred Tax Assets

The components of deferred tax liability and unrecognized deferred tax assets are as follows:

	Year ended December 31,
	2025	2024
Deferred tax assets:
Non-capital losses available	$42	$311
Deferred tax assets	$42	$311
Deferred tax liabilities:
Debt and other	$(42)	$(311)
Deferred tax liabilities	$(42)	$(311)
Net deferred tax assets (liability)	$-	$-
The components of deferred tax liability and unrecognized deferred tax assets are as follows:

	Year ended December 31,
	2025	2024
Deferred tax assets not recognized:
Non-capital losses available	$10,569	$8,755
Reclamation and remediation	4,402	4,002
Resource tax pools in excess of net book value	2,384	3,638
Share issue costs and others	1,425	1,887
Deferred tax asset not recognized	$18,780	$18,282